Consolidated Statements Of Income (Audited) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Revenues:
Net sales	$ 473,076	$ 465,604	$ 443,416
Membership and other income	3,218	3,047	3,093
Total revenues	476,294	468,651	446,509
Costs and expenses:
Cost of sales	358,069	352,297	334,993
Operating, selling, general and administrative expenses	91,353	88,629	85,025
Operating income	26,872	27,725	26,491
Interest:
Debt	2,072	1,977	2,034
Capital leases	263	272	286
Interest income	(119)	(186)	(161)
Interest, net	2,216	2,063	2,159
Income from continuing operations before income taxes	24,656	25,662	24,332
Current	8,619	7,976	6,722
Deferred	(514)	(18)	1,202
Provision for income taxes	8,105	7,958	7,924
Income from continuing operations	16,551	17,704	16,408
Income (loss) from discontinued operations, net of income taxes	144	52	(21)
Consolidated net income	16,695	17,756	16,387
Less consolidated net income attributable to noncontrolling interest	(673)	(757)	(688)
Consolidated net income attributable to Walmart	$ 16,022	$ 16,999	$ 15,699
Basic income per common share from continuing operations attributable to Walmart	$ 4.87	$ 5.03	$ 4.55
Basic income per common share from discontinued operations attributable to Walmart	$ 0.03	$ 0.01	$ (0.01)
Basic net income per common share attributable to Walmart	$ 4.90	$ 5.04	$ 4.54
Diluted net income per common share:
Diluted income per common share from continuing operations attributable to Walmart	$ 4.85	$ 5.01	$ 4.53
Diluted income (loss) per common share from discontinued operations attributable to Walmart	$ 0.03	$ 0.01	$ (0.01)
Diluted net income per common share attributable to Walmart	$ 4.88	$ 5.02	$ 4.52
Weighted-average common shares outstanding:
Basic	3,269	3,374	3,460
Diluted	3,283	3,389	3,474
Dividends declared per common share	$ 1.88	$ 1.59	$ 1.46